PROSPECTUS & APPLICATION

TEMPLETON DEVELOPING MARKETS TRUST - ADVISOR CLASS
MAY 1, 1998

INVESTMENT STRATEGY: GLOBAL GROWTH

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

This prospectus describes the fund's Advisor Class shares. The fund currently offers other share classes with different sales charge and expense structures, which affect performance.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated May 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, or to receive a free copy of the prospectus for the fund's other share classes, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.






TEMPLETON DEVELOPING MARKETS TRUST - ADVISOR CLASS
May 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary..........................................    2
Financial Highlights.....................................    3
How Does the Fund Invest Its Assets?.....................    3
What Are the Risks of Investing in the Fund?.............    8
Who Manages the Fund?....................................   10
How Does the Fund Measure Performance?...................   12
How Taxation Affects the Fund and Its Shareholders.......   13
How Is the Fund Organized?...............................   18

ABOUT YOUR ACCOUNT

How Do I Buy Shares?.....................................   19
May I Exchange Shares for Shares of Another Fund?........   21
How Do I Sell Shares?....................................   23
What Distributions Might I Receive From the Fund?........   24
Transaction Procedures and Special Requirements..........   25
Services to Help You Manage Your Account.................   30
What If I Have Questions About My Account?...............   32

GLOSSARY

Useful Terms and Definitions.............................   33

100 Fountain Parkway
P.O. Box 33030
St. Petersburg

FL 33733-8030

1-800/DIAL BEN





ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the fund. It is based on the historical expenses of the Advisor Class for the fiscal period ended December 31, 1997. The expenses are annualized. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
   Maximum Sales Charge Imposed on Purchases                 NONE

B. ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
      Management Fees                                        1.25%
      Rule 12b-1 Fees                                        NONE
      Other Expenses                                         0.44%
                                                            ------
      Total Fund Operating Expenses                          1.69%
                                                            ======

C. EXAMPLE

      Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

      1 YEAR          3 YEARS            5 YEARS                10 YEARS
       $17              $53                $92                    $200

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+IF YOUR TRANSACTION IS PROCESSED THROUGH YOUR SECURITIES DEALER, YOU MAY BE CHARGED A FEE BY YOUR SECURITIES DEALER FOR THIS SERVICE.



FINANCIAL HIGHLIGHTS

This table summarizes the fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 1997. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


ADVISOR CLASS SHARES
YEAR ENDED DECEMBER 31,                                                1997<F1>

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net Asset Value, beginning of year ..................                 $ 15.43
                                                                      -------
Income from investment operations:
    Net investment income .............................                   .17
    Net realized and unrealized loss ..................                 (1.63)
                                                                      -------
Total from investment operations ....................                   (1.46)
                                                                      -------
Less distributions from:
    Net investment income .............................                  (.20)
    Net realized gains ................................                  (.53)
                                                                       -------
    In excess of net realized gains                                      (.31)
                                                                       -------
Total distributions .................................                   (1.04)
                                                                       -------
Net Asset Value, end of year ........................                 $ 12.93
                                                                       =======
TOTAL RETURN<F2> ....................................                   (9.36)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................                  $ 98,101
Ratios to average net assets:
    Expenses ..........................................                  1.69%<F3>
    Net investment income .............................                  1.04%<F3>
Portfolio turnover rate .............................                   30.06%
Average commission rate paid4 ........................                 $.0019

1 FOR THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
  DECEMBER 31, 1997. BASED ON AVERAGE WEIGHTED SHARES OUTSTANDING.
2 TOTAL RETURN IS NOT ANNUALIZED.
3 ANNUALIZED.
4 RELATES TO PURCHASES AND SALES OF EQUITY SECURITIES.







HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is long-term capital appreciation. This goal is fundamental, which means that it may not be changed without shareholder approval.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers. The fund normally will invest in at least three developing market countries.

For purposes of the fund's investments, developing or emerging market countries include those considered such by the World Bank, the International Finance Corporation, or the United Nations. In addition, developing market equity securities means those issued by:

/bullet/ companies with their principal securities trading market within a developing market country, as defined above; or

/bullet/ companies that derive 50% or more of their total revenue from either goods or services produced or sales made in developing market countries; or

/bullet/ companies organized under the laws of, and with a principal office in, a developing market country.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The fund's primary investments are in common stock.

In selecting these equity securities, Asset Management Hong Kong does a company-by-company analysis, rather than focusing on a specific industry or economic sector. Asset Management Hong Kong concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are described more fully in the SAI.

The fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The fund may invest up to 35% of its total assets in debt securities which are rated C or better by Moody's or S&P or unrated debt which it determines to be of comparable quality. At present, the fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than BBB by S&P or Baa by Moody's). Please see the SAI for more details on the risks associated with lower-rated securities.

DEPOSITARY RECEIPTS. The fund may also invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

GENERAL. With respect to 75% of its total assets, the fund may invest up to 5% of its total assets in securities issued by any one company or foreign government. The fund may invest any amount of its assets in U.S. government securities. The fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry. The fund may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements with more than seven days to maturity, and over-the-counter options bought by the fund.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS. When Asset Management Hong Kong believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, for example, it may invest the fund's portfolio in a temporary defensive manner.

Under such circumstances, the fund may invest up to 100% of its assets in money market securities denominated in the currency of any nation. These may include:

/bullet/ short-term (maturities of less than 12 months) and medium-term (maturities up to 5 years) securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities;
/bullet/ finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined to be of comparable quality;
/bullet/ bank obligations (including CDs, time deposits and bankers' acceptances); and
/bullet/  repurchase agreements with banks and broker-dealers.

CLOSED-END INVESTMENT COMPANIES. To encourage indirect foreign investment in their capital markets, some countries, including South Korea, Chile and India, have permitted the creation of closed-end investment companies. The fund may invest up to 10% of its total assets in securities of these companies.

REPURCHASE AGREEMENTS. The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The fund may buy and sell options on securities and securities indices to earn additional income and/or to help protect its portfolio against market and/or exchange rate movements, although it presently has no intention of doing so. An option on a security is a contract that allows the buyer of the option the right to buy or sell a specific security at a stated price during the option's term. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund will limit the sale of options on its securities to 15% or less of its total assets. The fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. To help protect its portfolio against adverse changes in foreign currency exchange rates, the fund may (1) buy and sell foreign currency at the prevailing rate in the foreign currency exchange market; (2) enter into forward foreign currency contracts which are agreements to buy or sell a specific currency at a set price on a future date (generally within one year). The fund may only commit up to 20% of its total assets to these contracts; and (3) buy and sell put and call options on foreign currencies.

FUTURES CONTRACTS. Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. In addition, the value of the securities on which the futures contracts are based will not exceed 25% of the fund's total assets.

SECURITIES LENDING. To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 33 1/3% of the value of the fund's total assets measured at the time of the most recent loan. For each loan the fund must receive in return collateral with a value at least equal to 100% of the current market value of the loaned securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER. The fund invests for long-term capital appreciation and does not intend to emphasize short-term trading profits. It is anticipated, therefore, that the fund's annual portfolio turnover rate generally will be below 50%; although this rate may be higher or lower, in relation to market conditions. A portfolio turnover rate of less than 50% means that in a one year period, less than one-half of the fund's portfolio is changed.

OTHER POLICIES AND RESTRICTIONS. The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

GENERAL RISK. There is no assurance that the fund's investment goal will be met. The fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by the fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the fund.

FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the fund may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

EMERGING MARKETS involve additional significant risks, including:

/bullet/ political and social uncertainty (for example, regional conflicts and risk of war)
/bullet/ currency exchange rate volatility o pervasiveness of corruption and crime
/bullet/  delays in settling portfolio transactions
/bullet/ risk of loss arising out of the system of share registration and custody
/bullet/  comparatively smaller and less liquid than developed markets
/bullet/ dependency upon foreign economic assistance and international trade /bullet/ less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States

ALL OF THESE FACTORS MAKE DEVELOPING MARKET EQUITY SECURITIES' PRICES GENERALLY MORE VOLATILE THAN SECURITIES ISSUED IN DEVELOPED MARKETS. The fund may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. For more information on the risks associated with emerging markets securities, please see the SAI.

MARKET, CURRENCY, AND INTEREST RATE RISK. General market movements in any country where the fund has investments are likely to affect the value of the securities which the fund owns in that country and the fund's share price may also be affected. The fund's investments may be denominated in foreign currencies so that changes in foreign currency exchange rates will also affect the value of what the fund owns, and thus the price of its shares. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, individual and worldwide stock markets, interest rates and currency valuations have both increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

CREDIT AND ISSUER RISK. The fund's investments in debt securities involve credit risk. This is the risk that the issuer of a debt security will be unable to make principal and interest payments in a timely manner and the debt security will go into default. The fund may invest up to 10% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves significant additional risks, such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

DERIVATIVE SECURITIES RISK. Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon Asset Management Hong Kong's ability to predict pertinent market movements.

WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations. The Board also monitors the fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Asset Management Hong Kong manages the fund's assets and makes its investment decisions. Asset Management Hong Kong also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Asset Management Hong Kong and its affiliates manage over $232 billion in assets. The Templeton organization has been investing globally since 1940. Asset Management Hong Kong and its affiliates have offices in Argentina, Australia, Bahamas, Brazil, Canada, China, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, the Netherlands, Poland, Russia, Singapore, South Africa, Switzerland, Taiwan, United Kingdom, U.S. and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The fund's lead portfolio manager since its inception is Dr. J. Mark Mobius. Dr. Mobius, a German citizen, is Managing Director of Templeton Asset Management Ltd., of which Asset Management Hong Kong is a representative office. In addition, Dr. Mobius serves as a director and/or officer of many other funds within the Franklin Templeton Group of Funds and many investment advisory subsidiaries of Resources. He holds a BA in fine arts from Boston University, an MA in mass communications from Boston University, and a Ph.D. in economics from the Massachusetts Institute of Technology. Prior to joining the Templeton organization in 1987, Dr. Mobius was president of the International Investment Trust Company Limited (investment manager of Taiwan, R.O.C. Fund) (1986-1987) and a director of Vickers da Costa, Hong Kong (an international securities firm) (1983-1986). Dr. Mobius began working in Vickers da Costa's Hong Kong office in 1980 and moved to Taiwan in 1983 to open the firm's office there and to direct operations in India, Indonesia, Thailand, the Philippines, and Korea. Before joining Vickers da Costa, Dr. Mobius operated his own consulting firm in Hong Kong from 1970 until 1980.

Allan Lam and Tom Wu have secondary portfolio management responsibilities for the fund. Mr. Lam holds a BA in accounting from Rutgers University. Prior to joining the Templeton organization in 1987, he worked as an auditor with two international accounting firms in Hong Kong: Deloitte Haskins & Sells CPA and KPMG Peat Marwick CPA. Mr. Wu is a Director of Templeton Asset Management Ltd. He holds a BSS in economics from the University of Hong Kong and an MBA in finance from the University of Oregon. Prior to joining the Templeton organization in 1987, Mr. Wu worked as an investment analyst, specializing in Hong Kong companies, with Vickers da Costa.

MANAGEMENT FEES. During the fiscal period ended December 31, 1997, management fees totaling 1.25% of the average daily net assets of the fund were paid to Asset Management Hong Kong. Total expenses of the fund, including fees paid to Asset Management Hong Kong, were 1.69% (annualized).

PORTFOLIO TRANSACTIONS. Asset Management Hong Kong tries to obtain the best execution on all transactions. If Asset Management Hong Kong believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the fund. During the fiscal period ended December 31, 1997, administration fees totaling 0.09% of the average daily net assets of the fund were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Advisor Class of the fund advertises its performance. A commonly used measure of performance is total return.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.



TAXATION OF THE FUND'S INVESTMENTS. The Fund invests your    HOW DOES THE FUND EARN INCOME AND GAINS?
money in the stocks, bonds and other securities that are     THE FUND EARNS DIVIDENDS AND INTEREST (THE FUND'S
described in the section "How Does the Fund Invest Its       "INCOME") ON ITS INVESTMENTS. WHEN THE FUND SELLS A
Assets?"  Special tax rules may apply in determining the     SECURITY FOR A PRICE THAT IS HIGHER THAN IT PAID, IT
income and gains that the fund earns on its investments.     HAS A GAIN. WHEN THE FUND SELLS A SECURITY FOR A PRICE
These rules may, in turn, affect the amount of               THAT IS LOWER THAN IT PAID, IT HAS A LOSS. IF THE FUND
distributions that the fund pays to you. These special tax   HAS HELD THE SECURITY FOR MORE THAN ONE YEAR, THE GAIN
rules are discussed in the SAI.                              OR LOSS WILL BE A LONG-TERM CAPITAL GAIN OR LOSS. IF
                                                             THE FUND HAS HELD THE SECURITY FOR ONE YEAR OR LESS,
TAXATION OF THE FUND. As a regulated  investment company,    THE GAIN OR LOSS WILL BE A SHORT-TERM CAPITAL GAIN OR
the fund generally pays no federal income tax on             LOSS. THE FUND'S GAINS AND LOSSES ARE NETTED TOGETHER,
the income and gains that it distributes to you.             AND, IF THE FUND HAS A NET GAIN (THE FUND'S "GAINS"),
                                                             THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the fund will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS


DISTRIBUTIONS. Distributions from the fund, whether you      WHAT IS A DISTRIBUTION?
receive them in cash or in additional shares, are            AS A SHAREHOLDER, YOU WILL RECEIVE YOUR SHARE OF THE
generally subject to income tax. The fund will send you a    FUND'S INCOME AND GAINS ON ITS INVESTMENTS IN STOCKS,
statement in January of the current year that reflects the   BONDS AND OTHER SECURITIES. THE FUND'S INCOME AND SHORT
amount of ordinary dividends, capital gain distributions     TERM CAPITAL GAINS ARE PAID TO YOU AS ORDINARY
and non-taxable distributions you received from the fund     DIVIDENDS. THE FUND'S LONG-TERM CAPITAL GAINS ARE PAID
in the prior year. This statement will include               TO YOU AS CAPITAL GAIN DISTRIBUTIONS. IF THE FUND PAYS
distributions declared in December and paid to you in        YOU AN AMOUNT IN EXCESS OF ITS INCOME AND GAINS, THIS
January of the current year, but which are taxable as if     EXCESS WILL GENERALLY BE TREATED AS A NON-TAXABLE
paid on December 31 of the prior year. The IRS requires      DISTRIBUTION. THESE AMOUNTS, TAKEN TOGETHER, ARE WHAT
you to report these amounts on your income tax return for    WE CALL THE FUND'S DISTRIBUTIONS TO YOU.
the prior year.  The fund's  statement for the prior year
will tell you how much of your capital gain distribution
represents 28% rate gain. The remainder of the
capital gain distribution represents 20% rate gain.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Be aware, however, that special rules apply to payouts from Roth and education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.



REDEMPTIONS AND EXCHANGES. If you redeem your shares or if   WHAT IS A REDEMPTION?
you exchange your shares in the fund for shares in another   A REDEMPTION IS A SALE BY YOU TO THE FUND OF SOME OR
Franklin Templeton Fund, you will generally have a gain or   ALL OF YOUR SHARES IN THE FUND. THE PRICE PER SHARE YOU
loss that the IRS requires you to report on your income      RECEIVE WHEN YOU REDEEM FUND SHARES MAY BE MORE OR LESS
tax return. If you exchange fund shares held for 90 days     THAN THE PRICE AT WHICH YOU PURCHASED THOSE SHARES. AN
or less and pay no sales charge, or a reduced sales          EXCHANGE OF SHARES IN THE FUND FOR SHARES OF ANOTHER
charge, for the new shares, all or a portion of the sales    FRANKLIN TEMPLETON FUND IS TREATED AS A REDEMPTION OF
charge you paid on the purchase of the shares you            FUND SHARES AND THEN A PURCHASE OF SHARES OF THE OTHER
exchanged is not included in their cost for purposes of      FUND. WHEN YOU REDEEM OR EXCHANGE YOUR SHARES, YOU WILL
computing gain or loss on the exchange. If you hold your     GENERALLY HAVE A GAIN OR LOSS, DEPENDING UPON WHETHER
shares for six months or less, any loss you have will be     THE BASIS IN YOUR SHARES IS MORE OR LESS THAN YOUR COST
treated as a long-term capital loss to the extent of any     OR OTHER BASIS IN THE SHARES. CALL FUND INFORMATION FOR
capital gain distributions received by you from the fund.    A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK IF
All or a portion of any loss on the redemption or exchange   YOU NEED MORE INFORMATION IN CALCULATING THE GAIN OR
of your shares will be disallowed by the IRS if you          LOSS ON THE REDEMPTION OR EXCHANGE OF YOUR SHARES.
purchase other shares in the fund within 30 days before or
after your redemption or exchange.

FOREIGN TAXES. If more than 50% of the value of the fund's   WHAT IS A FOREIGN TAX CREDIT?
assets consist of foreign securities, the fund may elect     A FOREIGN TAX CREDIT IS A TAX  CREDIT
to  pass-through  to you the amount of foreign               FOR THE  AMOUNT OF TAXES IMPOSED BY A
taxes it   paid. If the fund makes this  election,           FOREIGN COUNTRY ON EARNINGS OF THE
your year-end statement  will show more taxable              FUND.  WHEN A FOREIGN  COMPANY IN WHICH THE
income than was actually  distributed to you. However,       FUND INVESTS PAYS A  DIVIDEND TO THE FUND,
you will be entitled to either deduct  your share            THE DIVIDEND WILL GENERALLY BE SUBJECT TO A
of such taxes in computing your                              WITHHOLDING  TAX. THE TAXES WITHHELD IN FOREIGN
taxable  income or claim a foreign tax credit for such       COUNTRIES CREATE CREDITS  THAT YOU MAY USE
taxes against your U.S. federal income tax. Your year-end    TO OFFSET YOUR U.S. FEDERAL INCOME TAX.
statement, showing the amount of deduction or credit
available to you, will be distributed to you in January
along  with  other  shareholder  information  records
including  your fund Form 1099-DIV.

The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.


BACKUP WITHHOLDING. When you open an account, IRS            WHAT IS A BACKUP WITHHOLDING?
regulations require that you provide your taxpayer           BACKUP WITHHOLDING OCCURS WHEN THE FUND IS REQUIRED TO
identification number ("TIN"), certify that it is correct,   WITHHOLD AND PAY OVER TO THE IRS 31% OF YOUR
and certify that you are not subject to backup withholding   DISTRIBUTIONS AND REDEMPTION PROCEEDS. YOU CAN AVOID
under IRS rules. If you fail to provide a correct TIN or     BACKUP WITHHOLDING BY PROVIDING THE FUND WITH YOUR TIN,
the proper tax certifications, the fund is required to       AND BY COMPLETING THE TAX CERTIFICATIONS ON YOUR
withhold 31% of all the distributions (including ordinary    SHAREHOLDER APPLICATION THAT YOU WERE ASKED TO SIGN
dividends and capital gain distributions), and redemption    WHEN YOU OPENED YOUR ACCOUNT. HOWEVER, IF THE IRS
proceeds paid to you. The fund is also required to begin     INSTRUCTS THE FUND TO BEGIN BACKUP WITHHOLDING, IT IS
backup withholding on your account if the IRS instructs      REQUIRED TO DO SO EVEN IF YOU PROVIDED THE FUND WITH
the fund to do so. The fund reserves the right not to open   YOUR TIN AND THESE TAX CERTIFICATIONS, AND BACKUP
your account, or, alternatively, to redeem your shares at    WITHHOLDING WILL REMAIN IN PLACE UNTIL THE FUND IS
the current net asset value, less any taxes withheld, if     INSTRUCTED BY THE IRS THAT IT IS NO LONGER REQUIRED.
you fail to provide a correct TIN, fail to provide the
proper tax certifications,  or the IRS  instructs the fund
to begin backup  withholding  on your account.

This tax discussion is for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local or foreign tax consequences of an investment in the fund. A more complete discussion of these rules and related matters is contained in the section entitled "Additional Information on DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION.




HOW IS THE FUND ORGANIZED?

The fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on August 9, 1991, and is registered with the SEC. As of January 1, 1997, the fund began offering a new class of shares designated Templeton Developing Markets Trust - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Developing Markets Trust - Class I and Templeton Developing Markets Trust - Class II. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole.

The fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.





ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

Shares of the fund may be purchased without a sales charge. Currently, shares of the fund are only available to:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, subject to a $250,000 minimum initial investment requirement or a $100,000 minimum initial investment requirement for an individual client

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors, subject to a $1,000 minimum initial investment requirement

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum initial investment requirement

4. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

5. Accounts managed by the Franklin Templeton Group. There is no minimum initial investment requirement.

6. The Franklin Templeton Profit Sharing 401(k) Plan. There is no minimum initial investment requirement.

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE FUND DOES NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1.        Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

               To open your account:   Varies*
               To add to your account: $25*

         * Certain investors are subject to different minimums, as described above. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed shareholder application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.       Make your investment using the table below.





-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                For an initial investment:

                                             Return the application to the fund
                                             with your check made payable to the
                                             to the fund.

                                       For additional investments:

                                             Send a check made payable to the
                                             fund. Please include your account
                                             number on the check.
-------------------------------------- ----------------------------------------
BY WIRE                                1.    Call Shareholder Services or, if
                                             that number is busy, call
                                             1-650/312-2000 collect, to receive
                                             a wire control number and wire
                                             instructions. You need a new wire
                                             control number every time you wire
                                             money into your account. If you do
                                             not have a currently effective wire
                                             control number, we will return the
                                             money to the bank, and we will not
                                             credit the purchase to your
                                             account.

                                       2.    For an initial investment you must
                                             also return your signed shareholder
                                             application to the fund.

                                       IMPORTANT DEADLINES: If we receive your
                                       call before 4:00 p.m. Eastern time and
                                       the bank receives the wired funds and
                                       reports the receipt of wired funds
                                       to the fund by 6:00 p.m. Eastern time, we
                                       will credit the purchase to your account
                                       that day. If we receive your call after
                                       4:00 p.m. or the bank receives the wire
                                       after 6:00 p.m., we will credit the
                                       purchase to your account the following
                                       business day.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.

-------------------------------------- ---------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ---------------------------------------
BY MAIL                                1. Send us signed written instructions

                                       2. Include any outstanding share
                                       certificates for the shares you want to
                                       exchange
-------------------------------------- ---------------------------------------
BY PHONE                               Call Shareholder Services

                                        If you do not want the ability to
                                       exchange by phone to apply to your
                                       account, please let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ----------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

/bullet/ You may only exchange shares within the SAME CLASS, except as noted below.

/bullet/ The accounts must be identically registered. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

/bullet/ The fund you are exchanging into must be eligible for sale in your state.

/bullet/ We may modify or discontinue our exchange policy if we give you 60 days' written notice.

/bullet/  Currently, the fund does not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

-------------------------------------- ----------------------------------------
METHOD                                 STEPS TO FOLLOW
-------------------------------------- ----------------------------------------
BY MAIL                                1. Send us signed written instructions.
                                       If you would like your redemption
                                       proceeds wired to a bank account, your
                                       instructions should include:

                                       /bullet/ The name, address and telephone
                                                number of the bank where you
                                                want the proceeds sent

                                      /bullet/  Your bank account number

                                      /bullet/  The Federal Reserve ABA routing
                                                number

                                      /bullet/  If you are using a savings and
                                                loan or credit union, the name
                                                of the corresponding bank and
                                                the account number

                                       2. Include any outstanding share
                                       certificates for the shares you are
                                       selling

                                       3. Provide a signature guarantee if
                                       required

                                       4. Corporate, partnership and trust
                                       accounts may need to send additional
                                       documents. Accounts under court
                                       jurisdiction may have other requirements.
-------------------------------------- ----------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                                       Telephone requests will be accepted:

                                       /bullet/ If the request is $50,000 or
                                                less.Institutional accounts may
                                                exceed $50,000 by completing a
                                                separate agreement. Call
                                                Institutional Services to
                                                receive a copy.
                                       /bullet/ If there are no share
                                                certificates issued for the
                                                shares you want to sell or you
                                                have already returned them to
                                                the fund
                                       /bullet/ Unless the address on your
                                                account was changed by phone
                                                within the last 15 days

                                        If you do not want the ability to redeem
                                       by phone to apply to your account, please
                                       let us know.
-------------------------------------- ---------------------------------------
THROUGH YOUR DEALER                    Call your investment representative
-------------------------------------- ---------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

/bullet/      Your name,

/bullet/      The fund's name,

/bullet/      The class of shares,

/bullet/      A description of the request,

/bullet/      For exchanges, the name of the fund you are exchanging into,

/bullet/      Your account number,

/bullet/      The dollar amount or number of shares, and

/bullet/ A telephone number where we may reach you during the day, or in the evening if preferred.

JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)    You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)    We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise.

If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

------------------------------- ----------------------------------------------
TYPE OF ACCOUNT                 DOCUMENTS REQUIRED
------------------------------- ---------------------------------------------
CORPORATION                     Corporate Resolution
------------------------------- ---------------------------------------------
PARTNERSHIP                     1. The pages from the partnership agreement
                                that identify the general partners, or
                                2. A certification for a partnership agreement
------------------------------- ----------------------------------------------
TRUST                           1. The pages from the trust document that
                                identify the trustees, or
                                2. A certification for trust
------------------------------- ----------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply to accounts managed by the Franklin Templeton Group, the Franklin Templeton Profit Sharing 401(k) Plan, or the series of Franklin Templeton Fund Allocator.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

/bullet/  obtain information about your account;
/bullet/ obtain price information about any Franklin Templeton Fund; and /bullet/ request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The fund's code number is 611.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

/bullet/ Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

/bullet/ Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The fund and Distributors are also located at this address. Asset Management Hong Kong is located at Two Exchange Square, Hong Kong. You may also contact us by phone at one of the numbers listed below.


                                                            HOURS OF OPERATION
                                                           (EASTERN TIME)
DEPARTMENT NAME               TELEPHONE NO.                (MONDAY THROUGH FRIDAY)
---------------               -------------                ----------------------
Shareholder Services          1-800/632-2301               8:30 a.m. to 8:00 p.m.
Dealer Services               1-800/524-4040               8:30 a.m. to 8:00 p.m.
Fund Information              1-800/DIAL BEN               8:30 a.m. to 11:00 p.m.
                              (1-800/342-5236)             9:30 a.m. to 5:30 p.m.
                                                            (Saturday)
Retirement Plan Services      1-800/527-2020               8:30 a.m. to 8:00 p.m.
Institutional Services        1-800/321-8563               9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)        1-800/851-0637               8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.





GLOSSARY

USEFUL TERMS AND DEFINITIONS

ASSET MANAGEMENT HONG KONG - Templeton Asset Management Ltd. - Hong Kong branch, the fund's investment manager

BOARD - The Board of Trustees of the fund

CD - Certificate of deposit

CLASS I, CLASS II AND ADVISOR CLASS - The fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

CODE - Internal Revenue Code of 1986, as amended

DEPOSITARY RECEIPTS - are certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PAGE



INSTRUCTIONS AND  IMPORTANT  NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:


                     ACCOUNT TYPE                GIVE SSN OF    ACCOUNT TYPE          GIVE EMPLOYER ID # OF
                    --------------------------- -------------- --------------------- --------------------------
                      o   Individual              Individual     o   Trust, Estate,    Trust, Estate, or
                                                                     or Pension Plan   Pension Plan Trust
                                                                     Trust
                      --------------------------- -------------- --------------------- --------------------------
                      o   Joint Individual        Owner who      o   Corporation,      Corporation,
                                                  will be            Partnership, or   Partnership, or
                                                  paying tax         other             other organization
                                                  or                 organization
                                                  first-named
                                                  individual
                      --------------------------- -------------- --------------------- --------------------------
                      o   Unif. Gift/             Minor          o   Broker nominee    Broker nominee
                          Transfer to Minor
                      --------------------------- -------------- --------------------- --------------------------
                      o   Sole Proprietor         Owner of
                                                  business
                      --------------------------- -------------- --------------------- --------------------------
                      o   Legal Guardian          Ward,
                                                  Minor, or
                                                  Incompetent
                      --------------------------- -------------- --------------------- --------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:

   A corporation                             An organization exempt from
                                             tax under  section  501(a), or an
   A financial institution                   individual retirement plan

   A registered dealer in securities         An exempt charitable remainder
   or commodities registered in              trust or a non-exempt trust
   the U.S. or a U.S.possession              described in section 4947(a)(1)

   A real estate investment trust            An entity registered at all times
                                             under the Investment Company
   A common trust fund operated              Act of 1940
   by a bank under section 584(a)

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S. (or your transactions are exempt from U.S. taxes under a tax treaty).

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                                            RESOLUTION SUPPORTING AUTHORITY OF
                                             CORPORATE /ASSOCIATION SHAREHOLDER
------------------------------------------------------------------------------

INSTRUCTION:

It will be necessary for corporate/association shareholders to provide a certified copy of a resolution or other certificate of authority supporting the authority of designated officers of the corporation/association to issue oral and written instruction on behalf of the corporation/association for the purchase, sale (redemption), transfer and/or exchange of Franklin Templeton Fund shares. You may use the following form of resolution or you may prefer to use your own.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected _______________________ of _______________________ a _______________________
 Title                    Corporate Name               Type of Organization
organized under the laws of the State of _________________ and that the
                                                State

following is a true and correct copy of a resolution adopted by the Board of Directors by unanimous written consent (a copy of which is attached) or at a meeting duly called and held on ______________________________, 19__.

   "RESOLVED, that _____________________________________________
                          Name of Corporation/Association

     (the "Company") is authorized to invest the Company's assets in one or more investment companies (mutual funds) whose shares are distributed by Franklin/Templeton Distributors, Inc. ("Distributors"). Each such investment company, or series thereof, is referred to as a "Franklin Templeton Fund" or "Fund."

    FURTHER RESOLVED, that any (enter number) _________________ of the following officers of this Company (acting alone, if one, or acting together, if more than one) is/are authorized to issue oral or written instructions (including the signing of drafts in the case of draft accessed money fund accounts) on behalf of the Company for the purchase, sale (redemption), transfer and/or exchange of Fund shares and to execute any Fund application(s) and agreements pertaining to Fund shares registered or to be registered to the Company (referred to as a "Company Instruction"); and, that this authority shall continue until Franklin/Templeton Investor Services, Inc. ("Investor Services") receives written notice of revocation or amendment delivered by registered mail. The Company's officers authorized to act on behalf of the Company under this resolution are (enter officer titles only):___________________________________________________________________
    (referred to as the "Authorized Officers").

    FURTHER RESOLVED, that Investor Services may rely on the most recently provided incumbency certificate delivered by the Company to Investor
    Services to identify those individuals who are the incumbent Authorized Officers and that Investor Services shall have no independent duty to determine if there has been any change in the individuals serving as incumbent Authorized Officers.

    FURTHER RESOLVED, that the Company ("Indemnitor") undertakes and agrees to indemnify and hold harmless Distributors, each affiliate of Distributors, each Franklin Templeton Fund and their officers, employees and agents (referred to hereafter collectively as the "Indemnitees") from and against any and all liability, loss, suits, claims, costs, damages and expenses of whatever amount and whatever nature (including without limitation reasonable attorneys' fees, whether for consultation and advice or representation in litigation at both the trial and appellate level) any indemnitee may sustain or incur by reason of, in consequence of, or arising from or in connection with any action taken or not taken by an Indemnitee in good faith reliance on a Company Instruction given as authorized under this resolution."

The undersigned further certifies that the below named persons, whose signatures appear opposite their names, are the incumbent Authorized Officers (as that term is defined in the above resolution) who have been duly elected to the office identified beside their name(s) (attach additional list if necessary).

                                                  X
 Name/title (please print or type)                Signature

                                                  X
 Name/title (please print or type)                Signature

                                                  X
 Name/title (please print or type)                Signature

                                                  X
Name/title (please print or type)                 Signature

Certified from minutes

X
Signature
--------------------------------------------------------------------------------
Name/title (please print or type)
CORPORATE SEAL (if appropriate)

                   This  page   intentionally  left blank.

FRANKLIN  TEMPLETON  GROUP OF  FUNDS

LITERATURE REQUEST E CALL 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller  Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton  Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government Income Fund
Franklin Templeton Hard Currency Fund
Franklin Templeton High Income Currency Fund
Templeton Americas Government Securities Fund

GROWTH

Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California  Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising  Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial  Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME

Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR CORPORATIONS
Franklin Corporate Qualified Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
(an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.



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PAGE





                                                             ----------------
TEMPLETON                                                      BULK RATE
DEVELOPING MARKETS TRUST                                      U.S. Postage
                                                                 PAID
P.O. Box 33031                                               Sacramento, CA
ST. PETERSBURG, FL 33733-8031                                Permit No. 333
                                                            ----------------



711 PA 05/98                  [LOGO]  Printed on recycled paper